Shareholder Report, Holdings (Details) - Cohen & Steers Institutional Realty Shares	Jun. 30, 2024
Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Apartment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Regional Mall [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%